Organisation and principal activities (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of significant subsidiaries
Name	Percentage of equity ownership		Place of incorporation	Principal activities
	2018	2017
Subsidiaries:

Euro Tech (Far East) Limited	100%	100%	Hong Kong	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Euro Tech (China) Limited	100%	100%	Hong Kong	Inactive

Euro Tech Trading (Shanghai) Limited	100%	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Shanghai Euro Tech Limited	100%	100%	The PRC	Manufacturing of analytical and testing equipment

Shanghai Euro Tech Environmental Engineering Company Limited	100%	100%	The PRC	Undertaking water and waste-water treatment engineering projects

Chongqing Euro Tech Rizhi Technology Co., Ltd	100%	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd	100%	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Name	Percentage of equity ownership		Place of incorporation	Principal activities
	2018	2017

Guangzhou Euro Tech Environmental Equipment Co., Ltd	100%**	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Yixing Pact Environmental Technology Co., Ltd	58%	58%	The PRC	Design, manufacturing and operation of water and waste water treatment machinery and equipment

Pact Asia Pacific Limited	58%	58%	The British Virgin Islands	Selling of environmental protection equipment, undertaking environment protection projects and providing relevant technology advice, training and services

Affiliates:

Zhejiang Tianlan Environmental Protection Technology Co. Ltd. (“Blue Sky”)	19.4% *	19.4% *	The PRC	Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted

Zhejiang Jiahuan Electronic Co. Ltd.	-***	20%	The PRC	Design and manufacturing of automatic control systems and electric voltage control equipment for electrostatic precipitators (air purification equipment)

* The Group’s interest in Blue Sky has been counted for as an affiliate using the equity method as the Group has representation on both the Board and Executive Committee of Blue Sky, and the ability to participate in the decision-making process.

** This company was closed on March 18, 2019.

*** This affiliate was disposed on May 15, 2018.

ZHEJIANG TIANLAN
Schedule of significant subsidiaries
Name	Percentage of equity ownership		Place of incorporation	Principal activities
	2018	2017
Zhejiang Tianlan Environmental Engineering and Design Company Limited	-*	100%	PRC	Provision of maintenance services of environmental protection equipment
Hangzhou Tianlan Environmental Protection Equipment Company Limited	51%	51%	PRC	Manufacturing and installation services of environmental protection equipment
Shihezi Tianlan Environmental Protection Technology Company Limited	-**	100%	PRC	Provision of maintenance services of environmental protection equipment
Hangzhou Tianlian Environmental Testing Technology Company Limited	-*	80%	PRC	Provision of testing services of environmental protection equipment
Hangzhou Tianlan Pure Environmental Protection Technology Company Limited	51%	-	PRC	Manufacturing of environmental protection equipment
Hangzhou Tiancan Environmental Technology Company Limited	100%	-	PRC	Manufacturing of environmental protection equipment

* These companies were disposed on January to February, 2018.

** This company was de-registration on February, 2018.